AMWAY MUTUAL FUND
7575 Fulton Street East
Ada, Michigan, 49355-7150

FORWARDING SERVICE REQUESTED

STANDARD A
U.S. POSTAGE
PAID
SOUTH SUBURBAN, IL
PERMIT NO. 3602

Amway
Mutual
Fund

Semi-Annual
Report
1999


                                AMWAY MUTUAL FUND

Dear Shareholders:
   I am pleased to provide you with the Semi-Annual Report to shareholders for Amway Mutual Fund for the six months ended June 30, 1999. During the first six months of 1999, stock markets continued to hit new highs amid a strong economy and low inflation. During the second quarter of 1999, value stocks had an advantage over growth stocks as the large cap growth dominance moderated and gains in the stock market broadened. This style rotation was positive for your Fund, which returned 12.1% in the first half of 1999, compared with a return of 11.7% for the S&P 500.
   The fear of rising inflation and the Federal Reserve Bank tightening credit has lead to instability in the stock markets. We anticipate this instability will continue into the second half of 1999. As the cost of borrowing for companies increase, they reduce capital investment and profits are reduced. Should interest rates continue to rise, your Fund's value strategy should cushion any market downturns.
   There are many changes coming to your Fund. We will be introducing a new family of funds shortly, expanding your choices of asset classes. Many new services will also be added to the family of funds, increasing your options for obtaining account and performance information and for buying and selling shares. We will be launching our web site, with educational and investment tools to assist you in reaching your investment goals. Statements showing your account balance, asset allocation and transactions during the quarter will be provided to you on a quarterly basis. The name of your Fund will change to Activa Value Fund, as part of your new Activa Mutual Fund family. Be on the lookout for more information on the new funds and services in the near future.
   We have been working hard to bring the latest technology and highest level of service to your Fund. We know you will be pleased with the changes and the many new options that will be available.
Sincerely,



James J. Rosloniec
President

Trustees
Richard A. DeWitt
Allan D. Engel
Donald H. Johnson
Walter T. Jones
James J. Rosloniec
Richard E. Wayman

Transfer Agent
Amway Management Company
7575 Fulton Street East
Ada, Michigan  49355-7150

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago IL 60675

Auditors                     Investment Adviser
BDO Seidman, LLP             Amway Management Company
99 Monroe Avenue, NW         7575 Fulton Street East
Grand Rapids Michigan 49503  Ada, Michigan 49355-7150

Legal Matters                Sub-Advisor
John Dougherty               Ark Asset Management Co., Inc.
Attorney at Law              125 Broad Street
55 Connecticut Ave., NW      12th Floor
Washington DC 20035          New York, NY 10004


                                                               August 20, 1999

                                AMWAY MUTUAL FUND
                             SCHEDULE OF INVESTMENTS
                            June 30, 1999 (Unaudited)

                                         % of          Shares or       Market
                                      Investments      Par Value        Value
                                      -----------     -----------    -----------

BANKING                                  7.32%
   Bank of America Corporation                          73,600       5,395,800
   Bank One Corp.                                       39,400       2,346,763
   BankBoston Corp.                                     80,500       4,115,563
   Keycorp.                                             17,900         575,037
   Washington Mutual, Inc.                             101,400       3,587,025
                                                                  ------------
                                                                    16,020,188
                                                                  ------------

BUSINESS SERVICES                        1.94%
   Bell Atlantic Corp.                                  64,864       4,240,484
                                                                  ------------

CHEMICALS & ALLIED PRODUCTS              3.24%
   Air Products & Chemicals, Inc.                       83,100       3,344,775
   DuPont (E. I.) De Nemours                            54,800       3,743,525
                                                                  ------------
                                                                     7,088,300
                                                                  ------------

COMMUNICATION                            5.81%
   AT&T Corp.                                           57,200       3,192,475
   GTE Corp.                                            69,600       5,272,200
   US West, Inc.                                        72,400       4,253,500
                                                                  ------------
                                                                    12,718,175
                                                                  ------------

CREDIT AGENCIES OTHER THAN BANKS         0.83%
   Household International, Inc.                        38,200       1,809,725
                                                                  ------------

ELECTRIC & ELECTRONIC EQUIPMENT          5.55%
   Alliedsignal, Inc.                                   31,000       1,953,000
   Compaq Computer Corp.                               181,000       4,287,438
   Emerson Electric Co.                                 47,500       2,986,563
   Raytheon Co. Class A                                 30,700       2,114,462
   Raytheon Co. Class B                                 11,500         809,312
                                                                  ------------
                                                                    12,150,775
                                                                  ------------

ELECTRIC, GAS, & SANITARY SERVICES       6.34%
   American Electric Power Co.                          47,000       1,765,438
   FPL Group, Inc.                                      39,200       2,141,300
   FirstEnergy Corp.                                    78,100       2,421,100
   Public Service Enterprises Group                     48,800       1,994,700
   Texas Utilities Co.                                  68,400       2,821,500
   Waste Management Inc.                               *50,800       2,730,500
                                                                  ------------
                                                                    13,874,538
                                                                  ------------


The accompanying notes are an integral part of these financial statements.

                                AMWAY MUTUAL FUND
                             SCHEDULE OF INVESTMENTS
                            June 30, 1999 (Unaudited)

                                         % of          Shares or       Market
                                      Investments      Par Value        Value
                                      -----------     -----------    -----------

FABRICATED METAL PRODUCTS                2.96%
   Crown Cork & Seal Company                            89,500       2,550,750
   Masco Corp.                                         135,800       3,921,225
                                                                  ------------
                                                                     6,471,975
                                                                  ------------

FOOD AND KINDRED PRODUCTS                5.27%
   Archer-Daniels-Midland                              273,410       4,220,767
   BestFoods                                            32,900       1,628,550
   Conagra, Inc.                                       121,800       3,242,925
   The Pepsi Bottling Group, Inc.                      106,000       2,444,625
                                                                  ------------
                                                                    11,536,867
                                                                  ------------

FURNITURE AND FIXTURES                   1.59%
   Newell Rubbermaid, Inc.                              74,800       3,478,200
                                                                  ------------

GENERAL MERCHANDISE STORES               4.69%
   Federated Department Stores                         *78,700       4,166,181
   May Dept. Stores Co.                                 80,450       3,288,394
   Sears, Roebuck & Company                             63,100       2,811,894
                                                                  ------------
                                                                    10,266,469
                                                                  ------------

HEALTH SERVICES                          1.27%
   Tenet Healthcare Corp.                             *149,600       2,776,950
                                                                  ------------

INSTRUMENTS AND RELATED PRODUCTS         3.78%
   Baxter International, Inc.                           71,900       4,358,937
   Eastman Kodak Co.                                    57,800       3,915,950
                                                                  ------------
                                                                     8,274,887
                                                                  ------------

INSURANCE AGENTS, BROKERS, & SERVICE     1.44%
   Cigna Corp.                                          35,400       3,150,600
                                                                  ------------

INSURANCE CARRIERS                      10.29%
   Aetna Inc.                                           60,100       5,375,194
   Allstate Corp.                                      118,900       4,265,538
   Chubb Corp.                                          71,100       4,941,450
   Loews Corp.                                          21,500       1,701,187
   St. Paul Cos., Inc.                                 105,000       3,340,312
   Unum Corp.                                           52,700       2,885,325
                                                                  ------------
                                                                    22,509,006
                                                                  ------------

The accompanying notes are an integral part of these financial statements.

                                AMWAY MUTUAL FUND
                             SCHEDULE OF INVESTMENTS
                            June 30, 1999 (Unaudited)

                                        % of          Shares or       Market
                                     Investments      Par Value        Value
                                     -----------     -----------    -----------

MACHINERY, EXCEPT ELECTRICAL            2.32%
   Deere & Co.                                         78,100       3,094,713
   Seagate Technology                                 *77,700       1,991,062
                                                                 ------------
                                                                    5,085,775
                                                                 ------------

OIL AND GAS EXTRACTION                 12.03%
   Burlington Resources                                83,000       3,589,750
   Conoco, Inc. CL A                                  170,000       4,738,750
   Halliburton Co.                                     52,700       2,384,675
   Occidental Petroleum Corp.                          89,500       1,890,688
   Praxair, Inc.                                       74,400       3,640,950
   Schlumberger Ltd.                                   18,300       1,165,481
   Tenneco, Inc.                                       48,500       1,157,937
   USX-Marathon Group                                  52,600       1,712,787
   Union Pacific Resources                            147,000       2,397,938
   Unocal Corp.                                        91,800       3,637,575
                                                                 ------------
                                                                   26,316,531
                                                                 ------------

PAPER & ALLIED PRODUCTS                 6.66%
   Champion International Corp.                        63,200       3,025,700
   Fort James Corp.                                   117,100       4,435,163
   International Paper Co.                             85,800       4,332,900
   Kimberly-Clark Corp.                                48,600       2,770,200
                                                                 ------------
                                                                   14,563,963
                                                                 ------------

PETROLEUM & COAL PRODUCTS               2.15%
   Amerada Hess Corp.                                  39,800       2,368,100
   Atlantic Richfield Company                          15,600       1,303,575
   Texaco, Inc.                                        15,200         950,000
   Tosco Corp.                                          3,200          83,000
                                                                 ------------
                                                                    4,704,675
                                                                 ------------

PRINTING AND PUBLISHING                 0.93%
   Gannett Co.                                         28,500       2,034,187
                                                                 ------------

RAILROAD TRANSPORTATION                 5.05%
   Burlington Northern Santa Fe                       143,400       4,445,400
   CSX Corp.                                           83,800       3,797,188
   Norfolk Southern Corp.                              93,100       2,804,637
                                                                 ------------
                                                                   11,047,225
                                                                 ------------

The accompanying notes are an integral part of these financial statements.

                                AMWAY MUTUAL FUND
                             SCHEDULE OF INVESTMENTS
                            June 30, 1999 (Unaudited)

                                         % of          Shares or       Market
                                      Investments      Par Value        Value
                                      -----------     -----------    -----------


RUBBER AND MISC. PLASTICS PRODUCTS       1.53%
   Goodyear Tire & Rubber Co.                           56,800       3,340,550
                                                                  ------------

STONE, CLAY & GLASS PRODUCTS             1.16%
   PPG Industries                                       43,100       2,545,594
                                                                  ------------

TRANSPORTATION EQUIPMENT                 4.28%
   Dana Corp.                                          102,400       4,716,800
   Ford Motor Co.                                       34,700       1,958,381
   Lockheed Martin Corp.                                72,500       2,700,625
                                                                  ------------
                                                                     9,375,806
                                                                  ------------

WHOLESALE TRADE - DURABLE GOODS          0.66%
   Delphi Automotive Systems                            77,800       1,444,162
                                                                  ------------

WHOLESALE TRADE - NONDURABLE GOODS       0.91%
   McKesson HBOC, Inc.                                  62,000       1,991,750
                                                                  ------------

Total Common Stock (Cost $207,439,451) 100.00%                   $218,817,357
                                                                  ============


*Non-dividend producing as of  June 30, 1999

The accompanying notes are an integral part of these financial statements.

                                AMWAY MUTUAL FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            FOR THE SIX MONTHS ENDED
                            June 30, 1999 (Unaudited)

ASSETS
  Investments in securities, at market
   (identified cost $207,439,451)
   (Notes 1 and 5)                      $218,817,357
Cash                                         514,589
Receivables:
   Securities sold                           954,089
   Dividends                                 449,868
   Fund shares sold                          102,945
   Interest                                   25,335
   Miscellaneous                               1,953
  Prepaid insurance                            5,326
  Reorganization costs                       122,906
                                         -----------
TOTAL ASSETS                             220,994,368

LIABILITIES
  Accounts payable:
   Advisory fee (Note 6)                     257,898
   Fund shares redeemed                      231,183
   12b-1 fee (Note 6)                        128,011
   Transfer agent fee (Note 6)                65,388
                                         -----------
TOTAL LIABILITIES                            682,480
                                         -----------

  NET ASSETS
  Capital stock (40,000,000 shares
   of $1.00 par value authorized),
   amount paid in on 27,358,945
   shares outstanding (Note 4)           196,970,527
  Undistributed net investment
   income                                  1,141,104
  Accumulated net realized
   gain on investments                    10,822,350
  Net unrealized appreciation
   on investments                         11,377,907
                                         -----------

TOTAL NET ASSETS
  (equivalent to $8.05 per share)       $220,311,888
                                         ===========

  Net asset value per share:
  Class A - based on net assets
   of $219,806,609 and 27,295,992
   shares outstanding                         $8.05
  Class R - based on net assets
   of $505,279 and 62,953
   shares outstanding                         $8.03


The accompanying notes are an integral part of these financial statements.

                                AMWAY MUTUAL FUND
                               STATEMENT OF INCOME
                            FOR THE SIX MONTHS ENDED
                            June 30, 1999 (Unaudited)


INVESTMENT INCOME
  Income
   Dividends                              $1,986,273
   Interest                                  110,900
   Securities litigation settlement            3,846
                                         -----------
  Total income                             2,101,018

  Expenses
   Advisory fee (Note 6)                     487,902
   12b-1 fee - Class A (Note 6)              238,570
   Transfer agent fees - Class A (Note 6)    129,506
   Transfer agent fees - Class R (Note 6)        413
   Custodian fee                              25,521
   Legal services                             20,815
   Shareholder communications                 18,100
   Data processing service (Note 7)           15,558
   Amortization of reorganization costs       15,075
   Audit fees                                 13,213
   Registration fees                          11,403
   Insurance                                   5,950
                                         -----------
  Total expenses                             982,024
   Fees paid indirectly (Note 7)             -15,558
                                         -----------
  Net expenses                               966,466
                                         -----------
NET INVESTMENT INCOME                      1,134,552


REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
  Net realized gain (Note 5)              11,400,567
  Unrealized appreciation on
  investments
   Beginning of year                       2,459,552
   June 30, 1999                          11,377,907
                                         -----------
  Net change in unrealized
  appreciation on investments              8,918,355
                                         -----------
NET GAIN ON INVESTMENTS                   20,318,922
                                         -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                $21,453,474
                                         ===========

The accompanying notes are an integral part of these financial statements.



                                AMWAY MUTUAL FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                      Six Months Ended      Year Ended
                                                                        June 30, 1999    December 31, 1998
                                                                        (Unaudited)           (Audited)

NET ASSETS FROM OPERATIONS
   Net investment income                                               $ 1,134,552          $ 1,665,189
   Net realized gain on investments                                     11,400,567           25,406,792
   Net increase (decrease) in unrealized appreciation                    8,918,355          (10,357,465)
                                                                       -----------          -----------
   Net increase in net assets resulting from operations                 21,453,474           16,714,516
                                                                       -----------          -----------

DISTRIBUTIONS TO SHAREHOLDERS (Note3) Net investment:
   Class A                                                                      --           (1,662,878)
   Class R                                                                      --               (1,625)
   Net realized gain from investment transactions:
   Class A                                                                      --          (25,670,393)
   Class R                                                                      --              (19,517)
                                                                       -----------          -----------
   Total distributions to shareholders                                          --          (27,354,413)
                                                                       -----------          -----------

CAPITAL SHARE TRANSACTIONS (Notes 4 and 6)
Net proceeds from sale of shares:
   Class A                                                              31,935,180           65,648,672
   Class R                                                                 352,185              135,152
   Net asset value of shares issued to shareholders in reinvestment of investment income and realized gain from security transactions:
   Class A                                                                      --           25,976,297
   Class R                                                                      --               21,142
   Payment for shares redeemed:
   Class A                                                             (13,384,295)         (40,349,536)
   Class R                                                                     (61)                  --
                                                                       -----------          -----------
   Net increase in net assets derived from
   capital share transactions                                           18,903,009           51,431,727
                                                                       -----------          -----------
   Net Increase in Net Assets                                           40,356,483           40,791,830
NET ASSETS
   Beginning of period                                                 179,955,405          139,163,575
                                                                       -----------          -----------
   End of period (includes undistributed net investment income of
      $1,141,104 and $6,548, respectively)                            $220,311,888         $179,955,405
                                                                       ===========          ===========


The accompanying notes are an integral part of these financial statements.

                                AMWAY MUTUAL FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

   Amway Mutual Fund (Fund) is a series of Amway Mutual Fund Trust (Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Delaware business trust on February 2, 1998. The Fund is the successor of Amway Mutual Fund, Inc. (See Note 2)

     (A)  Share Class-The Fund offers two classes of shares (Class A and Class
          R). Each share of Class A and Class R represents an equal proportionate interest in the Fund and, generally, will have identical voting, dividend, liquidation, and other rights and the same terms and conditions. Each class will have exclusive voting rights with respect to matters affecting only that class. Each class bears different distribution, shareholder servicing and transfer agent expenses. Income, non-class specific expenses, and realized and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

     (B) Security Valuation-Investments in securities listed or admitted to trading on a national securities exchange are valued at their last reported sale price before the time of valuation. If a security is traded only in the over-the-counter market, or if no sales have been reported for a listed security on that day, it is valued at the mean between the current closing bid and ask prices. Securities for which market quotations are not readily available, including any restricted securities (none at June 30, 1999), and other assets of the Fund are valued at fair market value as determined in good faith by the Fund's Board of Trustees.

     (C) Federal Income Taxes-It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to make distributions of income and capital gains sufficient to relieve it from substantially all federal income taxes.

     (D) Security Transactions and Related Investment Income-Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are reported on a specific identification basis. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date.

     (E) Reorganization Costs-Costs incurred during the Fund's reorganization and issuance of Class R shares are being amortized over a period of 60 months using the straight-line method.

NOTE 2-REORGANIZATION AND REGISTRATION OF CLASS R SHARES

   The Fund, formerly Amway Mutual Fund, Inc., was reorganized as a series of the Trust in accordance with the Agreement and Plan of Reorganization, approved on April 28, 1998 by the shareholders and Board of Trustees of Amway Mutual Fund, Inc.
   In 1998, the Fund began offering Class R shares, following their registration with the SEC on November 1, 1998. These shares are offered to tax-exempt retirement and benefit plans of Amway Corporation and its affiliates, and are not subject to any sales charges or 12b-1 distribution fees.

NOTE 3-DISTRIBUTION TO SHAREHOLDERS

   On December 18, 1998, a distribution of $1.3117 and $1.3345 aggregating $27,333,271 and $21,142 was declared from ordinary income and net realized gains from investment transactions (including $.6516 applicable to short-term gains that are taxable to shareholders as ordinary income dividends and $.5803 applicable to long-term gains) during 1998, for Class A and Class R, respectively. The dividend was paid on December 23, 1998 to shareholders of record on December 17, 1998.

                                AMWAY MUTUAL FUND
                          NOTES TO FINANCIAL STATEMENTS
                             (Unaudited) (Continued)

NOTE 4-CAPITAL STOCK

   At June 30, 1999, there were 40,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital stock were as follows:

                                                           Six Months                   Year Ended
                                                             Ended                        December
                                                         June 30, 1999                   31, 1998
                                                         ------------                  ------------


      Shares                                        Class A       Class R        Class A        Class R
                                                    -------       -------        -------        -------
         Outstanding, beginning of period        25,036,115         18,916    17,999,216             --
         Sold                                     4,054,209         44,045     8,659,484         15,908
         Issued in payment of dividends                  --             --     3,684,581          3,008
                                                  ---------      ---------     ---------      ---------
                                                  4,054,209         44,045    12,344,065         18,916
         Redeemed                                 1,794,332              8     5,307,166             --
                                                  ---------      ---------     ---------      ---------
         Net increase for the period              2,259,877         44,037     7,036,899         18,916
                                                  ---------      ---------     ---------      ---------
         Outstanding, end of period              27,295,992         62,953    25,036,115         18,916

NOTE 5-INVESTMENT TRANSACTIONS

   At June 30, 1999, the cost of investments owned was $207,842,402 for federal income tax purposes. Aggregate gross unrealized gains on securities in which there was an excess of market value over tax cost were $19,103,620. Aggregate gross unrealized losses on securities in which there was an excess of tax cost over market value were $8,128,664. Net unrealized gains for tax purposes were $10,974,956 at June 30, 1999.
   Realized gains from sales of investments were determined on the basis of specific identification. For tax purposes gains of $11,287,558 were realized on investments.
   For the period ended June 30, 1999, cost of purchases and proceeds from sales of investments, other than corporate short-term notes, aggregated $94,400,821 and $68,912,546, respectively.

NOTE 6-INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The Fund has entered into an Advisory and Service Contract (Contract) with Amway Management Company (Investment Advisor). Under the Contract, the Fund employs the Investment Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund; to furnish for the use of the Fund, office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund, and (with certain exceptions) administering its affairs; and to pay the salaries and fees of all Officers and Trustees of the Fund. Except when otherwise specifically directed by the Fund, the Investment Advisor will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities for the Fund's account. The Investment Advisor shall be permitted to enter into an agreement with another advisory organization (sub-advisor), whereby the sub-advisor will provide all or part of the investment advice and services required to manage the Fund's investment portfolio as provided for in this agreement. In return for its Investment Advisor services, the Fund pays the Investment Advisor quarterly, pursuant to the contract, a fee at the annual rate of 0.55% on the first $100 million of average daily net assets of the Fund, 0.50% on the next $50 million in assets, and 0.45% on the next $50 million in assets. When the Fund's assets reach $200 million, the rate would be 0.50 % on assets up to $200 million and 0.45% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets. The advisory fee incurred by the Fund amounted to $487,902 for the period ended June 30, 1999.

                                AMWAY MUTUAL FUND
                          NOTES TO FINANCIAL STATEMENTS
                             (Unaudited) (Continued)

   The Investment Advisor has entered into a Sub-Advisory Agreement with Ark Asset Management Co., Inc. (Sub-Advisor). Under the Sub-Advisory Agreement, the Advisor employs the Sub-Advisor to furnish investment advice and manage on a regular basis the investment portfolio of the Fund, subject to the direction of the Advisor, the Board of Trustees of the Fund, and to the provisions of the Fund's current Prospectus. Except when otherwise specifically directed by the Fund or the Advisor, the Sub-Advisor will make investment decisions on behalf of the Fund and place all orders for the purchase or sale of portfolio securities for the Fund's account. For services rendered, the Investment Advisor, not the Fund, pays the Sub-Advisor a fee at the annual rate of 0.45% on the first $100 million of average daily net assets of the Fund, 0.40% on the next $50 million in assets and 0.35% on the next $50 million in assets. When the Fund's assets reach $200 million, the rate would be 0.40% on assets up to $200 million and 0.35% on assets in excess of $200 million, so long as the Fund continued to have at least $200 million in assets.
   Under the Plan and Agreement of Distribution, pursuant to Rule 12b-1 under the Investment Company Act of 1940 with Amway Management Company (AMC), which became effective on April 22, 1998, AMC provides services in connection with distributing the Fund's shares. For these services rendered, the Fund compensates AMC at a maximum annual rate of .25 of 1% of the average net assets of the Fund.
   The Fund has a transfer agency and dividend disbursing agency agreement with AMC. Under this agreement, AMC is the agent for transfer of the Fund's shares and disbursement of the Fund's distributions. The fees incurred by the Fund in connection with these services were $129,506 and $413 for Class A and Class R, respectively, for the period ended June 30, 1999.
   A beneficial shareholder of Amway Management Company is also a beneficial shareholder of 42.5% (as of June 30, 1999) of the outstanding capital shares of the Fund.
   Certain officers and trustees of the Fund are affiliated with the investment advisor and transfer agent.
   The officers serve without compensation from the Fund. Trustees' fees, amounting to $30,000, for the period ended June 30, 1999, were paid by Amway Management Company, the Fund's investment advisor. The trustees' payments consist of an annual retainer plus a per meeting fee.

NOTE 7-DATA PROCESSING SERVICE

   Portfolio accounting services for the Fund in the amount of $15,558 for the period ended June 30, 1999 are paid for through the use of directed brokerage commissions.

NOTE 8-RELATED PARTY TRANSACTION

   A certain class of distributors of Amway Corporation and Amway of Canada, Ltd. (Corporations) received from each corporation part of its distributor's profit-sharing bonus in Amway Mutual Fund common stock shares. On January 14, 1999, the Corporations purchased 353,892 Amway Mutual Fund shares valued at $2,526,792 (based on the net asset value of $7.14 per share) and transferred the shares to these distributors.


                              FINANCIAL HIGHLIGHTS

                    (Selected data for each share of capital
                   stock outstanding throughout each period.)


                                                          Six Month Ended                Year Ended
                                                           June 30, 1999              December 31, 1998
                                                            (unaudited)                   (audited)


                                                    Class A         Class R       Class A       Class R*
                                                   --------        --------      --------       --------
Net Asset Value, beginning of period                  $ 7.18         $ 7.16         $ 7.73        $ 8.42
                                                 -----------       --------    -----------      --------
   Income (loss) from investment operations:
   Net investment income                                 .04            .02            .08           .09
   Net realized and unrealized gain
      (loss) on securities                               .83            .85            .68          (.02)
                                                 -----------       --------    -----------      --------
   Total income (loss) from
      investment operations                              .87            .87            .76           .07
                                                 -----------       --------    -----------      --------
   Distributions:
   Dividends from net investment income                   --             --            .08           .10
   Distributions from capital gains                       --             --           1.23          1.23
                                                 -----------       --------    -----------      --------
      Total distributions                                 --             --           1.31          1.33
                                                 -----------       --------    -----------      --------
Net Asset Value, end of period                        $ 8.05         $ 8.03         $ 7.18        $ 7.16
                                                 ===========       ========    ===========      ========

Total Return**                                         12.12%         12.15%         10.17%         7.08%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                       $219,806,609       $505,279   $179,820,020      $135,385
Ratio of expenses to average net assets                  .5%            .5%           1.0%          1.0%
Ratio of net income (loss) to average
   net assets                                            .6%            .6%           1.0%          1.8%
Portfolio turnover rate                                37.0%          37.0%         101.1%        101.1%
Average commission rate paid per
   share for portfolio transactions                  $ .0500        $ .0500        $ .0521       $ .0521


*The Fund began offering Class R Shares on November 1, 1998. Class R's return and ratios have been annualized.

**The six months ended June 30, 1999 is not annualized but an aggregate total return for the period.

The accompanying notes are an integral part of these financial statements.